Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of Loss before Income Taxes
The components of loss before income taxes for the years ended December 31 were as follows (in thousands):

	2010	2011	2012
Domestic	$(1,525)	$1,061	$1,821
Foreign	(3,087)	(4,874)	(6,824)
Total loss before income taxes	$(4,612)	$(3,813)	$(5,003)

Schedule of Provision for Income Tax Expense (Benefit)
The provision for income tax expense (benefit) included the following for the years ended December 31 (in thousands):

	2010	2011	2012
Current:
Federal	$5	$4	$46
State	(7)	(2)	55
Foreign	73	—	(201)
Total	71	2	(100)
Deferred:
Federal	46	47	28
State	(5)	2	2
Foreign	—	—	—
Total	41	49	30
Total tax expense (benefit)	$112	$51	$(70)

Components of Net Deferred Tax Assets (Liabilities)
The components of the Company’s net deferred tax assets (liabilities) as of December 31 were as follows (in thousands):

	2010	2011	2012
Current:
Deferred tax assets:
Other assets	$349	$576	$585
Valuation allowance	(336)	(529)	(539)
Total deferred tax assets	13	47	46
Deferred tax liabilities:
Other liabilities	—	3	11
Net deferred tax asset, current	$13	$44	$35
Noncurrent:
Deferred tax assets:
Domestic tax loss carryforwards	$18,450	$18,067	$17,288
Foreign tax loss carryforwards	4,266	4,202	5,526
Tax credits	5	11	57
Other assets	433	1,149	900
Valuation allowance	(22,410)	(21,615)	(22,040)
Total deferred tax assets	744	1,814	1,731
Deferred tax liabilities:
Other liabilities	878	2,028	1,966
Net deferred tax liability, noncurrent	$(134)	$(214)	$(235)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the difference between the effective income tax rate and the statutory federal income tax rate for the years ended December 31 is as follows:

	2010	2011	2012
U.S. statutory federal rate	34.0%	34.0%	34.0%
Increase (decrease) resulting from:
State taxes, net of federal benefit	1.5	0.5	(0.8)
Nondeductible expenses	(3.6)	(6.2)	(9.2)
Effect of foreign tax rate differential	(7.2)	(10.8)	(13.3)
NOL adjustment	(10.1)	(35.1)	—
Change in valuation allowance	(16.8)	15.8	(6.6)
Other	(0.2)	0.6	(2.7)
Effective tax rate	(2.4)%	(1.2)%	1.4%